Capital Disclosures (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Feb. 28, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [line items]
Available borrowings	$ 73,500,000		$ 70,000,000
Former Revolving Facility
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity				$ 300,000,000
Revolving Facility
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity	300,000,000
Amount of accordion feature	150,000,000.0
Borrowings	0		15,000,000
Available borrowings	276,800,000
Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings	187,500,000		227,500,000
Letters of credit outstanding	23,200,000		25,800,000
Bridge Loan | Revolving Facility
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity	$ 25,000,000.0
Bridge Loan | Revolving Facility | Top of range
Disclosure of detailed information about borrowings [line items]
Debt instrument term	7 days
Factoring of receivables from facility program
Disclosure of detailed information about borrowings [line items]
Agreement to sell trade receivables, maximum capacity	$ 200,000,000	$ 250,000,000.0
Accounts receivable sold during period	$ 80,000,000		50,000,000
Term of agreement extensions	1 year
Factoring of receivables from supplier financing program
Disclosure of detailed information about borrowings [line items]
Accounts receivable sold during period	$ 52,300,000		$ 51,400,000